Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2015 Portfolio

September 30, 2019

VIPF2015-QTLY-1119
1.822346.114

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 23.3%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	96,469	$3,268,364
VIP Equity-Income Portfolio Initial Class (a)	151,974	3,423,983
VIP Growth & Income Portfolio Initial Class (a)	192,649	3,908,849
VIP Growth Portfolio Initial Class (a)	47,015	3,343,210
VIP Mid Cap Portfolio Initial Class (a)	30,849	952,011
VIP Value Portfolio Initial Class (a)	171,579	2,513,627
VIP Value Strategies Portfolio Initial Class (a)	100,214	1,230,627
TOTAL DOMESTIC EQUITY FUNDS
(Cost $9,661,069)		18,640,671

International Equity Funds - 21.1%
VIP Emerging Markets Portfolio Initial Class (a)	564,726	6,567,764
VIP Overseas Portfolio Initial Class (a)	477,041	10,289,775
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $12,034,573)		16,857,539

Bond Funds - 43.7%
Fidelity Inflation-Protected Bond Index Fund (a)	631,533	6,435,325
Fidelity Long-Term Treasury Bond Index Fund (a)	137,452	2,043,911
VIP High Income Portfolio Initial Class (a)	288,669	1,596,340
VIP Investment Grade Bond Portfolio Initial Class (a)	1,858,192	24,899,774
TOTAL BOND FUNDS
(Cost $32,499,177)		34,975,350

Short-Term Funds - 11.9%
VIP Government Money Market Portfolio Initial Class 1.8% (a)(b)
(Cost $9,513,561)	9,513,561	9,513,561
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $63,708,380)		79,987,121
NET OTHER ASSETS (LIABILITIES) - 0.0%		(8,541)
NET ASSETS - 100%		$79,978,580

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$6,176,291	$1,378,374	$1,589,468	$20,552	$24,170	$445,958	$6,435,325
Fidelity Long-Term Treasury Bond Index Fund	4,197,239	1,029,844	3,992,802	87,515	452,719	356,911	2,043,911
VIP Contrafund Portfolio Initial Class	3,837,163	862,207	1,690,518	464,285	162,567	96,945	3,268,364
VIP Emerging Markets Portfolio Initial Class	5,345,935	1,763,922	1,442,332	--	59,587	840,652	6,567,764
VIP Equity-Income Portfolio Initial Class	4,025,054	736,841	1,759,828	280,029	30,861	391,055	3,423,983
VIP Government Money Market Portfolio Initial Class 1.8%	8,875,763	2,624,188	1,986,390	152,140	--	--	9,513,561
VIP Growth & Income Portfolio Initial Class	4,588,440	1,082,918	2,017,188	499,974	253,103	1,576	3,908,849
VIP Growth Portfolio Initial Class	3,920,972	702,568	1,795,093	263,331	584,852	(70,089)	3,343,210
VIP High Income Portfolio Initial Class	1,555,904	208,076	338,643	13,620	(740)	171,743	1,596,340
VIP Investment Grade Bond Portfolio Initial Class	19,767,364	7,486,351	4,060,851	90,210	23,886	1,683,024	24,899,774
VIP Mid Cap Portfolio Initial Class	1,114,665	280,661	481,866	126,096	734	37,817	952,011
VIP Overseas Portfolio Initial Class	8,569,131	2,735,373	2,134,164	327,199	64,886	1,054,549	10,289,775
VIP Value Portfolio Initial Class	2,954,070	527,499	1,324,682	197,578	123,852	232,888	2,513,627
VIP Value Strategies Portfolio Initial Class	1,441,899	303,042	676,878	145,982	39,032	123,532	1,230,627
	$76,369,890	$21,721,864	$25,290,703	$2,668,511	$1,819,509	$5,366,561	$79,987,121

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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